S000049795 [Member] Investment Objectives and Goals - iShares Currency Hedged MSCI EAFE Small-Cap ETF	Jul. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	iSHARES® CURRENCY HEDGED MSCI EAFE SMALL-CAP ETF Ticker: HSCZStock Exchange: NYSE Arca
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The iShares Currency Hedged MSCI EAFE Small-Cap ETF (the “Fund”) seeks to track the investment results of an index composed of small capitalization developed market equities, excluding the U.S. and Canada, while mitigating exposure to fluctuations between the value of the component currencies and the U.S. dollar.